CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues	¥ 30,347,766	$ 4,339,673	¥ 26,831,525	¥ 22,527,987
Cost of revenues	(19,233,654)	(2,750,376)	(18,057,562)	(17,086,122)
Gross profit	11,114,112	1,589,297	8,773,963	5,441,865
Operating expenses:
Sales and marketing expenses	(4,394,107)	(628,348)	(4,401,655)	(3,916,150)
General and administrative expenses	(2,062,066)	(294,872)	(2,031,063)	(2,122,432)
Research and development expenses	(3,533,488)	(505,282)	(3,685,214)	(4,467,470)
Total operating expenses	(9,989,661)	(1,428,502)	(10,117,932)	(10,506,052)
(Loss)/Profit from operations	1,124,451	160,795	(1,343,969)	(5,064,187)
Other income/(expense):
Investment loss, net (including impairments)	(242,288)	(34,647)	(470,081)	(435,644)
Interest income	431,847	61,753	434,980	542,472
Interest expense	(150,572)	(21,532)	(89,193)	(164,927)
Exchange losses	(80,172)	(11,464)	(68,715)	(35,575)
Debt extinguishment gain/(loss) | ¥	(2)		(38,629)	292,213
Others, net	124,822	17,850	175,412	132,640
Total other income/(expense), net	83,635	11,960	(56,226)	331,179
(Loss)/Profit before income tax expenses	1,208,086	172,755	(1,400,195)	(4,733,008)
Income tax (expense)/benefit	(17,145)	(2,452)	36,544	(78,705)
Net (loss)/profit	1,190,941	170,303	(1,363,651)	(4,811,713)
Net (profit)/loss attributable to noncontrolling interests	2,590	370	16,851	(10,608)
Net (loss)/profit attributable to the Bilibili Inc.'s shareholders	1,193,531	170,673	(1,346,800)	(4,822,321)
Net (loss)/profit	1,190,941	170,303	(1,363,651)	(4,811,713)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(83,030)	(11,874)	54,339	154,367
Total other comprehensive income/(loss)	(83,030)	(11,874)	54,339	154,367
Total comprehensive (loss)/income	1,107,911	158,429	(1,309,312)	(4,657,346)
Comprehensive (income)/loss attributable to noncontrolling interests	2,590	370	16,851	(10,608)
Comprehensive (loss)/income attributable to the Bilibili Inc.'s shareholders	¥ 1,110,501	$ 158,799	¥ (1,292,461)	¥ (4,667,954)
Net (loss)/profit per share/ADS, basic | (per share)	¥ 2.85	$ 0.41	¥ (3.23)	¥ (11.67)
Net (loss)/profit per share/ADS, diluted | (per share)	¥ 2.74	$ 0.39	¥ (3.23)	¥ (11.67)
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 104,684	$ 14,970	¥ 84,178	¥ 63,724
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	76,605	10,954	60,460	56,649
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	561,330	80,269	568,194	596,950
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 427,916	$ 61,191	¥ 403,380	¥ 415,321
ADSs
Other comprehensive income/(loss):
Net (loss)/profit per share/ADS, basic | (per share)	¥ 2.85	$ 0.41	¥ (3.23)	¥ (11.67)
Net (loss)/profit per share/ADS, diluted | (per share)	¥ 2.74	$ 0.39	¥ (3.23)	¥ (11.67)
Weighted average number of ordinary shares/ADSs, basic | shares	418,913,625	418,913,625	416,470,256	413,210,271
Weighted average number of ordinary shares/ADSs, diluted | shares	444,026,799	444,026,799	416,470,256	413,210,271
Ordinary shares
Other comprehensive income/(loss):
Weighted average number of ordinary shares/ADSs, basic | shares	418,913,625	418,913,625	416,470,256	413,210,271
Weighted average number of ordinary shares/ADSs, diluted | shares	444,026,799	444,026,799	416,470,256	413,210,271